Information Concerning the Group's Consolidated Operations - Revenues by Nature (Detail) - USD ($) $ in Thousands		12 Months Ended
	Mar. 04, 2020	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020 [1]
Disclosure of revenue [line items]
Recognition of previously deferred upfront payments	$ 19,400	$ 0	$ 0	$ 20,291
Other revenues from collaboration agreements		18,230	29,971	28,532
Collaboration agreements		18,230	29,971	48,823
Licenses		686	250	2,123
Products & services		255	125	111
Total revenues		$ 19,171	$ 30,347	$ 51,057

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 4)